OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Other Current Assets [Table Text Block]
	December 31,	December 31,
	2017	2016
Advances to unrelated-parties (ii)	$2,244,348	$3,572,368
Receivable from sale of the deposit of the land use right (i)	3,323,843	3,117,907
Advances to employees	53,025	105,081
Subsidy income receivable(VAT)	147,632	-
Receivable from sale of stock (Note 7(b) )	-	144,015
Installation contract deposits (iii)	8,776	16,477
Other current assets	77,168	203,955
	$5,854,792	$7,159,803

Schedule of Other Assets, Noncurrent [Table Text Block]
	December 31,	December 31
	2017	2016
Receivable from sale of the deposit of the land use right (i)	$3,326,319	$6,235,550
Advances to unrelated third-parties (ii)	-	2,031,466
	$3,326,319	$8,267,016